Related Party and Exempt Party-In-Interest Transactions (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends	$ 64,374,677
EBP, Employer, Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	12,835,113	14,075,983
Investments, value of shares (in dollars per share)	$ 241.16	$ 246.80
Investment acquired, cost	$ 165,717,703
Investment sold, selling price	377,003,221
Dividends	$ 63,403,847